Lease Obligations (Details) - Schedule of future minimum lease payments - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Lease Obligations (Details) - Schedule of future minimum lease payments [Line Items]
2022	$ 343,503	$ 341,619
2023	349,412	343,503
2024	323,584	345,252
2025	325,776	322,491
2026		135,740
Total	$ 1,342,275	$ 1,488,605